Lease (Maturities of Lease Liabilities under Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
LEASES [Abstract]
2021	$ 1,957
2022	1,785
2023	1,421
2024	191
2025	95
Thereafter	0
Total future lease payments	5,449
Less: imputed interest	(487)
Total present value of lease liabilities	$ 4,962	$ 2,593
Operating Lease, Liability, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiability	us-gaap:OperatingLeaseLiability	us-gaap:OperatingLeaseLiability
Weighted average remaining lease term	3 years
Weighted average discount rate	5.70%
Operating lease liability	$ 1,900